BASIC AND DILUTED NET EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Numerator - Income (loss) attributable to Magal shareholders'	$ 1,717	$ 2,722	$ (6,914)
Denominator for basic net earnings (loss) per share weighted-average number of shares outstanding	23,129,394	23,040,436	22,989,009
Effect of diluting securities - Employee stock options	15,346	247,315
Denominator for diluted net earnings (loss) per share - adjusted weighted average shares and assumed exercises	23,144,740	23,287,751	22,989,009